Business Combinations (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 09, 2010
Purchase Consideration:
Series E Preferred Stock	$ 18,760,610
Contingent Consideration	11,109,020	0	0
Replacement Warrants	1,883,751
Total Consideration	31,753,381			7,000,000
Tangible Assets Acquired:
Cash	24,563
Receivables	35,394
Property and equipment	772,486	768,000	768,000
Other	87,391
Liabilities Assumed:
Accounts Payable and Accrued Expenses	(1,044,530)
Other	(118,617)
Goodwill	421,694
Total Consideration	31,753,381			7,000,000
IPR and D Technology [Member]
Identifiable Intangible Assets Acquired:
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	29,585,000
Trademarks and Tradename [Member]
Identifiable Intangible Assets Acquired:
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	$ 1,990,000